Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Before Income Taxes
The components of our income (loss) before income taxes are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
U.S.	$(230,975)	$(4,043)	$(12,498)
Foreign	572	658	1,142
Income (loss) before income taxes	$(230,403)	$(3,385)	$(11,356)

Components of Provision for Income Taxes
The components of our provision (benefit) for income taxes are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Current (benefit) provision:
U.S.:
Federal	$296	$(5,480)	$(279)
State	85	(34)	(81)
Foreign	180	337	398
Total current (benefit) provision	561	(5,177)	38
Deferred provision (benefit):
U.S.:
Federal	48,257	5,179	(3,533)
State	884	(98)	(472)
Foreign	63	98	6
Total deferred provision (benefit)	49,204	5,179	(3,999)
Total provision (benefit) for income taxes	$49,765	$2	$(3,961)

Reconciliation of the Statutory U.S. Federal Income Tax Rate to Effective Income Tax Rate
A reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2013	2012	2011
Income tax provision at statutory rate	35.0%	35.0%	35.0%
State income taxes	3.2%	3.8%	4.8%
Change in valuation allowance	(51.9)%	(19.7)%	(0.8)%
Foreign income tax rate differences	—%	12.9%	3.5%
Other non-deductible expenses	(0.1)%	(6.1)%	(2.2)%
Transaction costs	(0.8)%	(21.2)%	—%
CVR Fair Market Value Adjustment	9.3%	—%	—%
Goodwill Impairment	(17.5)%	—%	—%
Other, net	1.2%	(4.8)%	(5.4)%
Total	(21.6)%	(0.1)%	34.9%

Significant Components of Deferred Income Taxes
The significant components of our deferred income taxes as of December 31, 2013 and 2012 are as follows (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$100,361	$17,009
General business credit carryforward	3,181	734
Reserves and allowances	40,789	37,160
Stock-based compensation expense	7,852	7,256
Convertible debt notes and conversion option	46,100	22,173
Other	6,070	7,195
Valuation allowance	(134,263)	(14,248)

Total deferred tax assets	70,090	77,279

Deferred tax liabilities:
Depreciation	13,863	21,116
Intangible assets	9,071	2,828
Convertible note bond hedge	46,020	21,916
Other	10,136	8,219

Total deferred tax liabilities	79,090	54,079

Net deferred tax assets (liabilities)	$(9,000)	$23,200

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at January 1, 2013	$5,074
Additions for tax positions related to current year	214
Additions for tax positions of prior years	180
Reductions for tax positions of prior years	(848)
Settlements	—
Foreign currency translation	82
Balance at December 31, 2013	$4,702